                         ------------------------------
                                 MORGAN STANLEY
                                   DEAN WITTER
                               GLOBAL OPPORTUNITY
                                 BOND FUND, INC.
                         ------------------------------




                              FIRST QUARTER REPORT
                                 MARCH 31, 2000
                           MORGAN STANLEY DEAN WITTER
                           INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER





                           MORGAN STANLEY DEAN WITTER
                       GLOBAL OPPORTUNITY BOND FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
-------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
-------------------------------------------------------------------------------
CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
-------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
-------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the three months ended March 31, 2000, the Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 4.53% compared to 2.62% for the Emerging Markets Bond/High Yield blended benchmark (the "EMBHY benchmark"), and 1.94% for the Latin/Emerging Markets Bond/High Yield blended benchmark (the "LEMBHY benchmark"). For the period from the Fund's commencement of operations on May 27, 1994 through March 31, 2000, the Fund's total return, based on net asset value per share, was 74.87% compared to 86.66% for the EMBHY benchmark and 80.26% for the LEMBHY benchmark. The Fund formerly used as its benchmark, for purposes of comparing its performance, the LEMBHY benchmark which is comprised of 25% of the J.P. Morgan Latin Eurobond Index, 25% of the J.P. Morgan Emerging Markets Bond Plus Index and 50% of the CS First Boston High Yield Index. Since January 1, 2000, the Fund uses as its benchmark the EMBHY benchmark, which is comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the C.S. First Boston High Yield Index. At March 31, 2000, the Fund's investments in debt instruments were comprised of 68% emerging markets debt securities and 32% U.S. high yield securities. However, the Fund's weightings in these asset classes are not restricted and will, under normal circumstances, fluctuate depending on market conditions. Commencing with this report, the Fund's performance will be compared to the EMBHY benchmark as the country weightings represented by this benchmark are more representative of the Fund's portfolio.

On March 31, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $8 13/16, representing a 17.8% discount to the Fund's net asset value per share.

Global high yield bonds went in opposite directions in the first quarter of 2000. The U.S. high yield market did poorly as stock market volatility and the announced treasury bond buybacks caused investors to buy treasuries at the expense of all spread products. Furthermore, there continues to be large outflows from high yield mutual funds as individual investors continue to invest heavily in high-tech equity funds. On the other hand, emerging markets debt posted a great first quarter with strong returns and was the best performing fixed income asset class during this period.

Higher exposure than the benchmark to emerging markets debt had the largest positive impact on our results. Our positions in Mexico, Brazil and Russia added to performance as these countries all had strong returns and Mexico was upgraded to investment grade by Moody's. Very good security selection within Russia added to returns as this was the best performing country within emerging markets debt.

In the U.S., our larger allocation to telecommunications added to results as this sector performed well early in the first quarter. An underweight allocation to the energy sector in high yield detracted from returns as this sector continued to do well due to high oil prices.

The U.S. high yield market is trading at spread levels only surpassed during the Russian crisis in 1998 and during the last U.S. recession in the early 1990s. Because of this we have slightly increased our exposure to U.S. high yield and lowered emerging markets debt. The global economies continue to expand with modest-to-low inflation which we hope will position the Fund for strong returns in the year ahead.

Sincerely,

/s/ Harold J. Schaaff, Jr.

Harold J. Schaaff, Jr.*
PRESIDENT AND DIRECTOR

April 2000

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

-------------------------------------------------------------------------------
DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/institutional/investmentmanagement.

* HAROLD J. SCHAAFF, JR. WAS ELECTED PRESIDENT AND DIRECTOR OF THE FUND ON MARCH 20, 2000. MR. SCHAAFF JOINED MORGAN STANLEY DEAN WITTER IN 1989 AND IS A MANAGING DIRECTOR OF MORGAN STANLEY & CO. INCORPORATED AND MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. HE FORMERLY SERVED AS GENERAL COUNSEL AND SECRETARY OF MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc.
Investment Summary as of March 31, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

HISTORICAL                                                 TOTAL RETURN (%)
INFORMATION                      ---------------------------------------------------------------------
                                    MARKET VALUE (1)      NET ASSET VALUE (2)         INDEX (3)
                                 --------------------    --------------------   ----------------------
                                              AVERAGE                 AVERAGE                 AVERAGE
                                 CUMULATIVE   ANNUAL     CUMULATIVE   ANNUAL    CUMULATIVE    ANNUAL
                                 ----------   -------    ----------   -------   ----------    --------
          Fiscal Year to Date       8.35%         --         4.53%        --       2.62%           --
          One Year                  9.87        9.87%       22.24      22.24%     12.50         12.50%
          Five Year                61.92       10.12       102.74      15.18      94.35         14.21
          Since Inception*         43.75        6.41        74.87      10.04      86.66         11.27

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION:

                                                                  [GRAPH]

                                                        YEAR ENDED DECEMBER 31,          THREE MONTHS
                                                                                            ENDED
                                                                                           MARCH 31,
                                     1994*    1995     1996     1997     1998     1999      2000
                                   -------   ------   ------   ------   ------   ------  ------------
Net Asset Value Per Share .......  $12.25    $12.99   $14.86   $13.74    $9.64   $10.56    $10.72
Market Value Per Share ..........  $12.50    $12.50   $14.63   $13.13    $8.31    $8.38     $8.81
Premium/(Discount) ..............    2.0%     -3.8%    -1.5%    -4.4%   -13.8%   -20.6%    -17.8%
Income Dividends ................   $0.91     $1.59    $1.49    $1.30    $1.18    $1.05     $0.26
Capital Gains Distributions .....     --         --    $0.50    $2.30    $0.06       --        --
Fund Total Return (2) ...........   -6.42%    20.34%   31.45%   17.38%  -21.57%   22.73%    4.53%
EMBHY Index Total Return (3) ....   -0.85%    22.16%   23.50%   12.52%   -4.74%   13.44%    2.62%
LEMBHY Index Total Return (4) ...   -0.46%    22.37%   25.36%   12.56%   -3.19%   12.41%    1.94%

(1)  Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The Fund now uses as its benchmark, for purpose of comparing its performance, a composite comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the CS First Boston High Yield Index. However, the Fund's weighting in these asset classes is not restricted and will, under normal circumstances, fluctuate depending on market conditions. As of March 31, 2000, the Fund's investment in debt instruments was comprised of 68% emerging markets debt securities and 32% U.S. high yield securities. Commencing with this report, the Fund's performance will be compared to this benchmark as the country weightings represented by the benchmark are more representative of the Fund's portfolio.

(4) The Fund formerly used as its benchmark, for purpose of comparing its performance, a composite comprised of 25% of the J.P. Morgan Latin Eurobond Index, 25% of the J.P. Morgan Emerging Markets Bond Plus Index, and 50% of the CS First Boston High Yield Index.

*    The Fund commenced operations on May 27, 1994.

Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc.
Portfolio Summary as of March 31, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                            [CHART]

Debt Securities             (97.5%)
Equity Securities            (1.7%)
Short-Term Investments       (0.8%)

-------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

                            [CHART]

United States               (32.3%)
Argentina                   (12.5%)
Mexico                      (10.9%)
Brazil                      (10.0%)
Russia                       (7.5%)
Philippines                  (4.2%)
Peru                         (3.3%)
United Kingdom               (2.8%)
Colombia                     (2.6%)
Venezuela                    (1.9%)
Other                       (12.0%)

-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                                     PERCENT OF
                                                       TOTAL
                                                     INVESTMENTS
                                                     -----------
1.  Russia Principal Note PIK
      6.906%, 12/15/20 (Russia)                         4.5%
2.  Republic of Argentina Par Bond 'L-GP'
      6.00%, 3/31/23 (Argentina)                        3.8
3.  Republic of Argentina
      11.75%, 4/07/09 (Argentina)                       2.8
4.  United Mexican States Discount Bond 'D'
      6.903%, 12/31/19 (Mexico)                         2.7
5.  Republic of Argentina 'L'
      7.375%, 3/31/05 (Argentina)                       2.7
6.  Republic of Peru Front Loaded Interest
     Reduction Bond
      3.75%, 3/7/17 (Peru)                              2.5
7.  Federative Republic of Brazil Global Bond
      14.50%, 10/15/09 (Brazil)                         2.4
8.  Federative Republic of Brazil 'EI-L'  Bond
      6.938%, 4/15/06 (Brazil)                          2.3
9.  Level 3 Communications, Inc.
      9.125%, 5/1/08 (United States)                    1.9
10. United Mexican States Private Placement Bond
      7.50%, 3/8/10 (Mexico)                            1.8
                                                       ----
                                                       27.4%
                                                       ----
                                                       ----

*  Excludes short-term investments.

FINANCIAL STATEMENTS
---------
STATEMENT OF NET ASSETS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
---------
MARCH 31, 2000

                                                  FACE
                                                AMOUNT               VALUE
                                                 (000)               (000)
-------------------------------------------------------------------------------
DEBT INSTRUMENTS (97.5%)
-------------------------------------------------------------------------------
ARGENTINA (12.5%)
CORPORATE (1.9%)
  (c)Cablevision S.A.
       13.75%, 5/1/09                        U.S.$        100   U.S.$      99
     CIA International Telecom
    (c)10.375%, 8/1/04                       ARP          300             272
       10.375%, 8/1/04                                    100              91
  (b)CTI Holdings S.A.
       0.00%, 4/15/08                        U.S.$        225             146
  (c)Multicanal S.A.
       13.125%, 4/15/09                                   190             201
                                                                ---------------
                                                                          809
                                                                ---------------
SOVEREIGN (10.6%)
     Republic of Argentina
       11.75%, 4/7/09                                   1,250           1,235
       12.00%, 2/1/20                                     600             607
  (a)Republic of Argentina 'L'
       7.375%, 3/31/05                                  1,241           1,162
     Republic of Argentina Par
       Bond 'L-GP'
       6.00%, 3/31/23                                   2,350           1,650
                                                                ---------------
                                                                        4,654
                                                                ---------------
                                                                        5,463
                                                                ---------------
-------------------------------------------------------------------------------
AUSTRALIA (0.3%)
CORPORATE (0.3%)
     Murrin Murrin Holdings Property Ltd.
       9.375%, 8/31/07                                    160             141
                                                                ---------------
-------------------------------------------------------------------------------
BRAZIL (10.0%)
SOVEREIGN (10.0%)
     Federative Republic of Brazil
       'C' Bond
       8.00%, 4/15/14                                     243             182
     Federative Republic of Brazil
       'C' Bond PIK
       8.00%, 4/15/14                                     792             596
     Federative Republic of Brazil
       'EI-L' Bond
       6.938%, 4/15/06                                  1,128           1,026
  (a)Federative Republic of Brazil
       Debt Conversion Bond
       7.00%, 4/15/12                                     260             198
  (a)Federative Republic of Brazil
       Debt Conversion Bond 'L'
       7.00%, 4/15/12                                     430             327
     Federative Republic of Brazil
       Global Bond
       12.25%, 3/6/30                                     300             290
       12.75%, 1/15/20                                    400             396
       14.50%, 10/15/09                                   960           1,047
-------------------------------------------------------------------------------
  (a)Federative Republic of Brazil
       New Money 'L' Bond
       7.00%, 4/15/09                        U.S.$        360   U.S.$     305
  (a)Federative Republic of Brazil
       New Money Bond
       7.00%, 4/15/09                                      30              26
                                                                ---------------
                                                                        4,393
                                                                ---------------
-------------------------------------------------------------------------------
BULGARIA (1.4%)
SOVEREIGN (1.4%)
  (a)Republic of Bulgaria Front Loaded
       Interest Reduction Bond
       7.063%, 7/28/24                                    740             601
                                                                ---------------
-------------------------------------------------------------------------------
CHILE (0.8%)
CORPORATE (0.8%)
  (c)Embotelladora Africa S.A. 'A'
       9.875%, 3/15/06                                    325             340
                                                                ---------------
-------------------------------------------------------------------------------
COLOMBIA (2.5%)
CORPORATE (0.7%)
(b,c)Occidente y Caribe
       0.00%, 3/15/04                                     550             330
                                                                ---------------
SOVEREIGN (1.8%)
     Republic of Colombia Global Bond
       9.75%, 4/23/09                                     100              89
       11.75%, 2/25/20                                    700             679
                                                                ---------------
                                                                          768
                                                                ---------------
                                                                        1,098
                                                                ---------------
-------------------------------------------------------------------------------
ECUADOR (0.5%)
SOVEREIGN (0.5%)
  (a)Republic of Ecuador Discount Bond
       6.75%, 2/28/25                                     510             213
                                                                ---------------
-------------------------------------------------------------------------------
GERMANY (0.2%)
CORPORATE (0.2%)
  (c)Sirona Dental Systems
       9.125%, 7/15/08                                     89              67
                                                                ---------------
-------------------------------------------------------------------------------
INDONESIA (1.1%)
CORPORATE (1.1%)
     Indah Kiat International
       Finance 'B'
       11.875%, 6/15/02                      U.S.$        100              87
     Tjiwi Kimia International
       Global Bond
       13.25%, 8/1/01                                     450             405
                                                                ---------------
                                                                          492
                                                                ---------------
-------------------------------------------------------------------------------


                                       5

                                                  FACE
                                                AMOUNT              VALUE
                                                 (000)              (000)
-------------------------------------------------------------------------------
IVORY COAST (0.3%)
SOVEREIGN (0.3%)
     Ivory Coast
       2.00%, 3/29/18                        U.S.$        800   U.S.$     144
                                                                ---------------
-------------------------------------------------------------------------------
JORDAN (0.3%)
SOVEREIGN (0.3%)
  (a)Jordan Discount Bond
     7.00%, 12/23/23                                      155             126
                                                                ---------------
-------------------------------------------------------------------------------
MEXICO (10.9%)
CORPORATE (2.3%)
     Grupo Elektra S.A.
       12.00%, 4/1/08                                     100              96
     Maxcom Corp.
       13.75%, 4/1/07                                     150             153
  (c)Nuevo Grupo Iusacell S.A.
       14.25%, 12/1/06                                    150             162
  (c)Sanluis Corp. S.A.
       8.875%, 3/18/08                                    350             323
  (c)TV Azteca 'B'
       10.50%, 2/15/07                                    300             284
                                                                ---------------
                                                                        1,018
                                                                ---------------
SOVEREIGN (8.6%)
  (a)United Mexican States
       Discount Bond 'A'
       6.116%, 12/31/19                                   260             256
  (a)United Mexican States
       Discount Bond 'B'
       5.875%, 12/31/19                                   250             247
  (a)United Mexican States
       Discount Bond 'C'
       6.836%, 12/31/19                                   100              99
  (a)United Mexican States
       Discount Bond 'D'
       6.903%, 12/31/19                                 1,200           1,185
     United Mexican States
       Euro Bond
       10.375%, 2/17/09                                   250             270
     United Mexican States
       Global Bond
       11.375%, 9/15/16                                   575             685
     United Mexican States Par
       Bond 'W-B'
       6.25%, 12/31/19                                    900             768
     United Mexican States
       Private Placement Bond
       7.50%, 3/8/10                         EUR          250             243
                                                                ---------------
                                                                        3,753
                                                                ---------------
                                                                        4,771
                                                                ---------------
-------------------------------------------------------------------------------
MOROCCO (0.5%)
SOVEREIGN (0.5%)
  (a)Morocco R&C 'A'
       6.844%, 1/1/09                        U.S.$        237   U.S.$     214
                                                                ---------------
-------------------------------------------------------------------------------
NETHERLANDS (1.6%)
CORPORATE (1.6%)
     Hermes Europe Railtel B.V.
       11.50%, 8/15/07                                    190             179
     Tele1
       13.00%, 5/15/09                       EUR          175             178
  (c)United Pan-Europe
       Communications NV
       10.875%, 8/1/09                       U.S.$        350             329
                                                                ---------------
                                                                          686
                                                                ---------------
-------------------------------------------------------------------------------
PANAMA (0.5%)
SOVEREIGN (0.5%)
     Republic of Panama Global Bond
       8.875%, 9/30/27                                    150             132
  (a)Republic of Panama Past Due
       Interest Bond PIK
       7.063%, 7/17/16                                    109              93
                                                                ---------------
                                                                          225
                                                                ---------------
--------------------------------------------------------------------------------
PERU (3.3%)
SOVEREIGN (3.3%)
  (b)Republic of Peru Front Loaded
       Interest Reduction Bond
       3.75%, 3/7/17                                    1,900           1,178
  (b)Republic of Peru Past Due
       Interest Bond
       4.50%, 3/7/17                                      370             247
                                                                ---------------
                                                                        1,425
                                                                ---------------
-------------------------------------------------------------------------------
PHILIPPINES (4.2%)
CORPORATE (2.1%)
  (c)Bayan Telecommunications
       13.50%, 7/15/06                                    800             690
  (c)Globe Telecom
       13.00%, 8/1/09                                     200             219
                                                                ---------------
                                                                          909
                                                                ---------------
SOVEREIGN (2.1%)
     Republic of Philippines
       9.875%, 1/15/19                                    300             274
       10.625%, 3/16/25                                   700             669
                                                                ---------------
                                                                          943
                                                                ---------------
                                                                        1,852
                                                                ---------------
-------------------------------------------------------------------------------


                                       6

                                                  FACE
                                                AMOUNT              VALUE
                                                 (000)              (000)
-------------------------------------------------------------------------------
POLAND (1.5%)
CORPORATE (1.5%)
     Netia Holdings II B.V.
       13.50%, 6/15/09                       EUR          375   U.S.$     374
     PTC International
       Finance II S.A.
       11.25%, 12/1/09                                    185             182
    (c)11.25%, 12/1/09                       U.S.$        100             102
                                                                ---------------
                                                                          658
                                                                ---------------
-------------------------------------------------------------------------------
RUSSIA (7.5%)
SOVEREIGN (7.5%)
     Russia Federation
       10.00%, 6/26/07                                    900             670
  (a)Russia Interest Arrears Notes
       6.906%, 12/15/15                                   350             104
  (a)Russia Principal Note PIK
       6.906%, 12/15/20                                 6,835           1,989
     Russian Federation
       12.75%, 6/24/28                                    600             511
                                                                ---------------
                                                                        3,274
                                                                ---------------
-------------------------------------------------------------------------------
SOUTH AFRICA (0.6%)
SOVEREIGN (0.6%)
     Republic of South Africa
       13.00%, 8/31/10                       ZAR        1,700             245
                                                                ---------------
-------------------------------------------------------------------------------
SOUTH KOREA (1.0%)
SOVEREIGN (1.0%)
     Korea Monetary Stab Bond
       Zero Coupon, 7/31/00                  U.S.$    500,000             442
                                                                ---------------
-------------------------------------------------------------------------------
TURKEY (0.5%)
CORPORATE (0.5%)
  (c)Cellco Finance NV
       15.00%, 8/1/05                                     220             234
                                                                ---------------
-------------------------------------------------------------------------------
UNITED KINGDOM (2.8%)
CORPORATE (2.8%)
     Colt Telecommunications
       Group plc
       7.625%, 7/31/08                       EUR          205             188
  (b)Dolphin Telecommunication plc
       0.00%, 6/1/08                                      190              72
       0.00%, 5/15/09                        U.S.$        275             106
  (b)Esprit Telecommunications
       Group plc
       11.00%, 6/15/08                       EUR          233             206
  (c)HMV Media Group plc
       10.875%, 5/15/08                      GBP          125             161
     RSL Communications plc
    (b)0.00%, 6/15/08                        EUR          256             136
       9.125%, 3/1/08                        U.S.$        450             357
                                                                ---------------
                                                                        1,226
                                                                ---------------
-------------------------------------------------------------------------------
UNITED STATES (30.8%)
ASSET BACKED SECURITIES (3.0%)
  (c)Aircraft Lease Portfolio
       Securitization Ltd.
       1996-1 P1D
       12.75%, 6/15/06                       U.S.$        322   U.S.$     322
  (c)CA FM Lease Trust
       8.50%, 7/15/17                                     226             214
  (c)CFS 1997-5 'A1'
       7.72%, 6/15/05                                     248              62
     DR Securitized Lease Trust
       6.66%, 8/15/10                                      75              64
       7.60%, 8/15/07                                     384             356
     First Home Mortgage
       Acceptance Corp.
       7.929%, 11/1/18                                    243              85
     Jet Equipment Trust 'C1'
       11.79%, 6/15/13                                    175             203
                                                                ---------------
                                                                        1,306
                                                                ---------------
CORPORATE (27.8%)
Adelphia Communications
     Corp. 'B'
    (c)7.50%, 1/15/04                                      55              50
       7.75%, 1/15/09                                     150             128
    (c)8.375%, 2/1/08                                     160             142
    (c)9.875%, 3/1/07                                     150             146
     AMSC Acquisition Co., Inc. 'B'
       12.25%, 4/1/08                                     180             140
     Chancellor Media Corp. 'B'
       8.125%, 12/15/07                                   315             310
     Charter Communications
       10.25%, 1/15/10                                    285             275
     Columbia/HCA Healthcare Corp.
       6.91%, 6/15/05                                     295             268
       7.58%, 9/15/25                                     130             107
       7.69%, 6/15/25                                     350             291
     D.R. Horton, Inc.
       8.00%, 2/1/09                                      150             124
  (c)Echostar DBS Corp.
       9.375%, 2/1/09                                     190             184
  (c)EES Coke Battery Co., Inc.
       9.382%, 4/15/07                                    100              95
     Global Crossing Holdings Ltd.
       9.625%, 5/15/08                                    550             531
     Globalstar LP
       11.375%, 2/15/04                                   150              53
       11.50%, 6/1/05                                      30              10
     Globix Corp.
       12.50%, 2/1/10                                     125             115
  (b)GT Group Telecom
       0.00%, 2/1/10                                      165              91
  (c)Hayes Lemmerz
     International, Inc.
       8.25%, 12/15/08                                    420             354
-------------------------------------------------------------------------------


                                       7

                                                  FACE
                                                AMOUNT              VALUE
                                                 (000)              (000)
-------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
     Hilton Hotels
       7.95%, 4/15/07                        U.S.$        185   U.S.$     171
     HMH Properties 'A'
       7.875%, 8/1/05                                     255             226
  (c)Horseshoe Gaming
       Holdings
       8.625%, 5/15/09                                    210             192
  (c)Huntsman ICI Chemicals
       10.125%, 7/1/09                       EUR          225             208
       10.125%, 7/1/09                       U.S.$        225             217
  (b)Intermedia
       Communications, Inc. 'B'
       0.00%, 7/15/07                                     625             487
  (c)Iridium LLC/Capital Corp.
       13.00%, 7/15/05                                    155               3
     Level 3 Communications, Inc.
       9.125%, 5/1/08                                     975             843
     Long Beach Auto 1997-1, 'B'
       14.22%, 10/26/03                                    59              58
     Lyondell Chemical Co.
       9.625%, 5/1/07                                     145             138
     Musicland Group, Inc.
       9.00%, 6/15/03                                     100              87
     Musicland Group, Inc. 'B'
       9.875%, 3/15/08                                    175             144
     National Steel Corp. 'D'
       9.875%, 3/1/09                                     225             220
  (b)Nextel Communications, Inc.
       0.00%, 9/15/07                                   1,050             766
       0.00%, 2/15/08                                     300             204
  (b)NEXTLINK Communications, Inc.
       0.00%, 4/15/08                                     720             432
  (c)NSM Steel, Inc.
       12.25%, 2/1/08                                     100              -- @
  (b)NTL, Inc. 'B'
       0.00%, 4/1/08                         GBP          330             347
  (c)Onepoint Communications
       Corp. 'B'
       14.50%, 6/1/08                        U.S.$        145              94
  (c)Paiton Energy Funding BV
       9.34%, 2/15/14                                     225              46
     Park Place Entertainment
       7.875%, 12/15/05                                    85              78
     Primus Telecommunications
       Group, Inc.
       11.25%, 1/5/09                                     100              92
  (c)Primus Telecommunications
       Group, Inc. 'B'
       9.875%, 5/15/08                                    145             127
  (c)PSINet, Inc.
       11.00%, 8/1/09                                     350             341
  (c)PSINet, Inc. 'B'
       10.00%, 2/15/05                       U.S.$        110   U.S.$     105
  (c)RAS Laffan Liquid Natural Gas
       8.294%, 3/15/14                                     60              58
  (b)RCN Corp. 'B'
       0.00%, 10/15/07                                    275             176
       0.00%, 2/15/08                                     225             134
  (b)Rhythms NetConnections 'B'
       0.00%, 5/15/08                                     400             196
     Snyder Oil Corp.
       8.75%, 6/15/07                                     200             194
  (c)Station Casinos, Inc.
       8.875%, 12/1/08                                    150             140
       10.125%, 3/15/06                                   205             206
     Tenet Healthcare Corp.
       8.625%, 1/15/07                                    405             383
  (b)Viatel, Inc.
       0.00%, 4/15/08                                     380             220
     Vintage Petroleum
       8.625%, 2/1/09                                     150             141
  (b)WAM! Net Inc. 'B'
       0.00%, 3/1/05                                      365             204
  (c)Waste Management, Inc.
       6.875%, 5/15/09                                     35              29
       7.00%, 10/15/06                                    125             110
       7.125%, 10/1/07                                    315             275
       7.125%, 12/15/17                                    40              32
       7.65%, 3/15/11                                      50              44
  (b)Winstar Communications Inc.
       0.00%, 4/15/10                                   1,030             480
     XM Satellite Radio
       Holdings Inc.
       14.00%, 3/15/10                                    100              96
                                                                ---------------
                                                                       12,158
                                                                ---------------
                                                                       13,464
                                                                ---------------
-------------------------------------------------------------------------------
VENEZUELA (1.9%)
SOVEREIGN (1.9%)
     Republic of Venezuela Debt
       Conversion Bond 'DL'
       7.00%, 12/18/07                                    381             307
     Republic of Venezuela
       Global Bond
       9.25%, 9/15/27                                     800             529
                                                                ---------------
                                                                          836
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
     (Cost U.S.$42,952)                                                42,630
                                                                ---------------
-------------------------------------------------------------------------------


                                       8

                                                                   VALUE
                                                 SHARES            (000)
-------------------------------------------------------------------------------
COMMON STOCKS (0.1%)
-------------------------------------------------------------------------------
SWEDEN
     Tele1 (Cost U.S.$--@)                              3,288   U.S.$      63
                                                                ---------------
-------------------------------------------------------------------------------
PREFERRED STOCK (1.5%)
-------------------------------------------------------------------------------
UNITED STATES
     Concentric Network Corp.
       'B', 13.50%                                      1,222             125
     Dobson Communications Corp.                        1,050             111
     IXC Communications, Inc.
       'B', 12.50%                                        129             137
     Kmart Financing, 7.75%                             2,000              86
     Paxson Communications
       Corp., 13.25%                                    1,706             173
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
     (Cost U.S.$544)                                                      632
                                                                ---------------
-------------------------------------------------------------------------------
                                                NO. OF
                                                RIGHTS
-------------------------------------------------------------------------------
RIGHTS (0.0%)
-------------------------------------------------------------------------------
MEXICO (0.0%)
     United Mexican States
       (Cost U.S.$--@)                              2,784,000              -- @
-------------------------------------------------------------------------------
                                                 NO. OF
                                                WARRANTS
-------------------------------------------------------------------------------
WARRANTS (0.1%)
-------------------------------------------------------------------------------
COLOMBIA (0.1%)
     Occidente y Caribe,
       expiring 3/15/04                                21,790              33
                                                                ---------------
-------------------------------------------------------------------------------
UNITED STATES (0.0%)
     American Mobile Satellite
       Corp., expiring 4/1/08                           1,800              10
     NSM Steel, Inc.,
       expiring 2/1/08                                633,090               1
     Onepoint Communications
       Corp., expiring 6/1/08                           1,450              -- @
     WAM! Net., Inc.,
       expiring 3/1/05                                  6,000               7
                                                                ---------------
                                                                           18
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL WARRANTS
     (Cost U.S.$14)                                                        51
                                                                ---------------
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.8%)
-------------------------------------------------------------------------------
TURKEY (0.6%)
BILLS
     Turkey Treasury Bill
       8/23/00                               TRL  182,000,000   U.S.$     253
                                                                ---------------
-------------------------------------------------------------------------------
UNITED STATES (0.2%)
BILLS
     U.S. Treasury Bill
       4/27/00                               U.S.$        100             100
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
     (Cost U.S.$371)                                                      353
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
     (Cost U.S.$43,881)                                                43,729
                                                                ---------------
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
     Other Assets                                      10,313
     Liabilities                                       (9,213)          1,100
                                             ----------------   ---------------
-------------------------------------------------------------------------------
NET ASSETS
     Applicable to 4,180,704 issued and
       outstanding U.S.$0.01 par value shares
      (100,000,000 shares authorized)                           U.S.$  44,829
                                                                ---------------
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       U.S.$   10.72
                                                                ---------------
-------------------------------------------------------------------------------

(a) -- Variable/floating rate security -- rate disclosed is as of March 31, 2000.

(b) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2000. Maturity date disclosed is ultimate maturity.

(c) -- 144A Security -- certain conditions for public sale may exist.

@   -- Value is less than U.S.$500.

PIK -- Payment-in-Kind. Income may be paid in additional securities or cash.


                                       9